united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/20

Item 1. Reports to Stockholders.

Power Dividend Index VIT Fund
Class 1 shares
Class 2 shares

Power Income VIT Fund
Class 1 shares
Class 2 shares

Power Momentum Index VIT Fund
Class 1 shares
Class 2 shares

Semi-Annual Report
June 30, 2020

1-877-7PWRINC
1-877-779-7462

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolios’ shareholder reports from the insurance company that offers your contract will no longer be sent by mail unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You should contact the insurance company if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all portfolio companies available under your contract at the insurance company.

POWER INCOME VIT FUND POWER DIVIDEND INDEX VIT FUND POWER MOMENTUM INDEX VIT FUND

SEMI-ANNUAL LETTER TO SHAREHOLDERS

By Jeffrey R. Thompson, Chief Executive Officer, Portfolio Manager

August 14, 2020

Dear Investors,

We are pleased to address our semi-annual letter to shareholders for the Power Income VIT Fund, Power Dividend Index VIT Fund, and Power Momentum Index VIT Fund.

During the period from December 31, 2019 through June 30, 2020, the Power Income VIT Funds, Power Dividend Index VIT Fund, and Power Momentum Index VIT Fund had the following performance relative to their respective benchmark indices:

Returns for Period January 1, 2020 through June 30, 2020

Power Income VIT Fund Class 1	-8.73%
Power Income VIT Fund Class 2	-8.83%
Power Dividend Index VIT Fund	-16.11%
Power Momentum Index VIT Fund	-23.52%

Bloomberg Barclays US Aggregate Index	6.14%
S&P 500 Total Return Index	-3.08%

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | www.donoghue.com

POWER DIVIDEND VIT FUND AND POWER MOMENTUM INDEX VIT FUND
ANNUAL LETTER TO SHAREHOLDERS

Source: Morningstar Direct

Power Income VIT Fund

The Power Income Fund’s objective is total return from income and capital appreciation with the preservation of capital a secondary objective. The Fund finds income opportunities across the three major asset classes—global fixed income, global equities and alternatives. We believe this orientation is critical to both short- and long-term investment success.

The Power Income VIT Fund investment process combines a tactical and strategic top-down macro approach to asset allocation with a global orientation. The portfolio invests in ETFs across three asset classes—equities, fixed income and alternatives by taking a long-term secular view with tactical positioning during the shorter-term business and credit cycles. The portfolio can hold sovereign and corporate bonds denominated in both US dollar and foreign currencies. Additionally, up to 15% of the portfolio can be allocated to US and foreign equities, and up to 40% can be allocated to alternative asset classes. The strategy utilizes long-term macroeconomic and geopolitical variables to analyze the effects on currencies and interest rates. The portfolio objective is linked to the performance of global fixed income markets and, to a lesser extent, equity, currency, and alternative markets.

Power Dividend Index VIT Fund

The Power Dividend Index VIT Fund’s primary objective is total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the fund.

The Power Dividend Index VIT Fund tracks the W.E. Donoghue Power Dividend Index and is a rules-based strategy that employs a tactical overlay that determines whether the portfolio will be in a bullish (invested) or defensive position. The tactical overlay is made up of two triggers. The first trigger tracks exponential moving averages of the stocks in the Index to identify potentially negative intermediate-term trends. The second is an economic indicator that more broadly measures the health of the economy and monitors longer term evolving problems that could lead to bear markets or recessions.

When bullish, the Fund invests equally in up to 50 stocks, 5 from 10 different sectors. The stocks are selected based on having the highest dividend yields in their sector as well as meeting other quality factors. If fewer than five eligible stocks meet the yield and quality requirements in any sector, only the stocks that meet all the requirements will be included, and the remaining allocation is equally divided between the full final list of selected securities. The 10 sectors used in the Fund are: Communication Services, Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Technology, Materials, and Utilities.

Additionally, when bullish, the Fund rebalances quarterly to bring the holdings back to an equal weighting, and it is reconstituted annually.

When in a defensive position, the Fund will be invested in short-term U.S. Treasury ETFs or cash equivalents.

Power Momentum Index VIT Fund

The Power Momentum Index VIT Fund’s primary investment objective is capital growth with a secondary objective of generating income. The Power Momentum Index VIT Fund tracks the W.E. Donoghue Power Momentum Index and is a rules-based strategy that employs multiple intermediate-term tactical overlays driven by technical signals that determine whether the Fund will be in a bullish or defensive posture by sector.

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 |	Page | 2
www.donoghue.com

POWER DIVIDEND VIT FUND AND POWER MOMENTUM INDEX VIT FUND
ANNUAL LETTER TO SHAREHOLDERS

When bullish, the Fund invests equally in up to 50 stocks, 5 from 10 different sectors. The stocks are selected based on having the highest risk adjusted returns, measured by a trailing 90-day Sharpe Ratio, in their sector. The 10 sectors used in the Fund are: Communication Services, Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Technology, Materials, and Utilities. Additionally, when bullish, the Fund will reconstitute and rebalance quarterly. Technical indicators are used within each sector to determine whether to be in a bullish or defensive posture in that sector. When in a defensive posture, the Fund will be invested in short-term U.S. Treasury ETFs or cash equivalents.

THE FIRST HALF OF THE YEAR IN REVIEW

It was a tumultuous year for risk assets. After a sanguine environment to end 2019, markets were upended by the twin uncertainty of Covid-19’s rapid outbreak and the economic effects of stopping it. Asset price fluctuations were historic, surpassing the dramatic volatility seen during the 2008 great financial crisis. While uncertainty reigns over the world, one thing is certain: we are in a deep global recession.

Since bottoming on March 23rd after unprecedented policy stimulus, the S&P 500 has rallied over 50% back near all-time highs and valuations have surged higher.

The economic recovery from the recession we have entered is most likely “U”-shaped.

We have noted in past commentaries that “event driven” recessions are typically shorter in duration and are accompanied by severe initial market crashes followed by quick rebounds in economic and market conditions—the “V”-shaped recovery. This is the scenario currently being priced into equity markets, as prices and market sentiment have rebounded from March’s low in a way that is completely disconnected from economic and financial reality. The virus induced lockdowns have already wiped out 10 years’ worth of job growth in one month and have decimated the usually resilient services sector. We also saw the largest contraction in GDP growth in modern US history.

While the market has rebounded quite substantially, there are still risks worth keeping an eye on.

COVID-19 Has Not Gone Away in the United States

There has been a new wave of Covid-19 infections and hospitalizations in the southern and western US. Reopening in some hard-hit states – Texas, Arizona, California, and Florida – has already started to slow as governors reimpose restrictions on bars, restaurants and other high-density venues. There is evidence in mobility and consumer spending data that the US economic recovery has been put on pause. However, we believe the likelihood of more draconian lockdowns and a subsequent severe downturn is slim. Therefore, the main risk is the continued presence of COVID-19 at high levels into the fall, as more activities move indoors and thus, the rate of transmission increases. COVID-19 is a downside risk we will not ignore, and while that might cost us some performance advantage on the upside, we believe that it will protect Clients against nasty drawdowns.

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 |	Page | 3
www.donoghue.com

POWER DIVIDEND VIT FUND AND POWER MOMENTUM INDEX VIT FUND
ANNUAL LETTER TO SHAREHOLDERS

The Looming Fiscal Cliff

Congress has mostly plugged the hole in revenues and wages for the private sector, but if fiscal hawks succeed in reducing support this month, the impact would be dire. Imagine if, instead of the CARES Act, we endured a repetition of the House TARP rejection in September 2008; the analogous S&P plunge would have been to 1720! However, with 2008 still fresh on policymakers’ minds, we see a high probability that Congress will reach some deal on a new aid package, but the real question is whether it will target schools (a reopening cannot work without funding its COVID-19 cost) and municipalities, who have seen tax revenues vaporize over the last five months. Basic services, health, schools, police are all in jeopardy. Stimulus remains politically popular nationwide, and more importantly, in swing states – the US elections, believe it or not, are only four months away!

Due to these risks, markets will likely trade nervously over the coming weeks. However, the new bull market will continue. The primary reason? It might seem crazy to conclude that the fair value of the S&P 500 may have increased at a time when the US and the rest of the world have plunged into the deepest recession since the 1930s, but, thanks to extremely low bond yields, extraordinary fiscal stimulus and central bank support, that is exactly what has happened. But we believe corporate earnings will eventually matter again so choosing the right regions, sectors and factor exposure will be as important as ever. We will continue to monitor financial conditions and stand ready if our risk management process warrants action

Growth Trouncing Value

For much of the second quarter, as growth stocks seemingly move in one direction (higher) while value stocks remain stagnant and drift lower, the spread in performance between the two investment strategies continues to widen. In the 100 trading days ending July 20, the S&P 500 Growth Index was up over 14% while the S&P 500 Value Index declined 8% for a spread of 22.5 percentage points. When was the last time the spread got that wide? Well, not since at least 1996.

This chart to the right shows the rolling 100-trading day spread between the performance of the S&P 500 Growth and Value Indices going back to 1996. Prior to July 20, 2020, the record spread between the two indices was 22.1 percentage points, which was reached during the dot-com boom in December 1999. Besides that period, the only time the spread was even close to current levels was in March 2009 when it topped 17 percentage points.
Source: Bespoke Investment Group

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 |	Page | 4
www.donoghue.com

POWER DIVIDEND VIT FUND AND POWER MOMENTUM INDEX VIT FUND
ANNUAL LETTER TO SHAREHOLDERS

In other words, the last two times the performance spread between the S&P 500 Value and Growth Indices was anywhere close to as wide as it is now represented both the worst and the best entry points for the broader market in the last 25 years.

We continue to focus on the need in a financial crisis (whatever the origin) to help craft easy-to-understand, longer-term narratives for Advisors and their Clients. Panicking and abandoning diversified investment strategies during volatility and market crashes/surges is a time-tested losing proposition.

We have continued to carefully assess exposure across all our portfolios over the past quarter, as per our risk management process. Certain portfolios reflect defensive/conservative positioning amid historic volatility in asset markets, while others are more aggressively positioned. In our fundamental strategies, we have deployed cash in high quality credit and equities. Many of our rules-based portfolios are still defensively postured, which we have outlined in more depth below. We remain cautiously optimistic to the continuation of the recovery but recognize the possibility of some pain ahead in the near-term due to several risks outlined above.

We feel now more than ever having a tactical component within your overall portfolio makes sense and that being nimble and approaching the market with caution is warranted. W.E. Donoghue’s solutions are designed to be client-centric and deliver strong risk-adjusted return streams through both our rules-based, tactical strategies as well as our global macro, fundamentally driven tactical solutions. We aim to capture the majority of the upside but more importantly to avoid the majority of the downside.

The following reflects W.E. Donoghue’s portfolios positioning as of June 30, 2020.

Power Income VIT Fund

Positioning: 86% allocated to fixed income, 10% allocated to equities, 6% allocated to alternatives via ETF exposure. And 2% allocated to money markets.

The Power Income VIT Fund began the second quarter positioned defensively. As the economy began to recover, the Fund began to take more risk in credit and equities as the quarter progressed.

Power Dividend Index VIT Fund

Positioning: 100% allocated to Short-Term Treasuries via ETF exposure.

The principal goal of our strategy is to capture most of the upside and limit participation on the downside following our belief that “It’s not what you make, it’s what you keep.” As you know, the Power Dividend Index uses a set of technical and fundamental indicators to determine if it should be invested in equities or be in a defensive position. The portfolio began the second quarter 50% allocated to high dividend Large/Mid-Cap Stocks but received a defensive sell signal on June 20 to exit its entire index in favor of short-term Treasury ETFs. Our focus continues to be risk-adjusted returns over a full market cycle. We continue to believe that Power Dividend is well positioned as the market demographics are shifting from a position of accumulation to seeking income-producing investments. In addition, as we enter the later stages of the credit cycle, we see dividend-paying stocks potentially benefiting from shifting market conditions.

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 |	Page | 5
www.donoghue.com

POWER DIVIDEND VIT FUND AND POWER MOMENTUM INDEX VIT FUND
ANNUAL LETTER TO SHAREHOLDERS

Power Momentum Index VIT Fund

Positioning: 80% invested in high Sharpe Ratio Large-Cap Stocks; 20% invested in Short-Term Treasuries via ETF exposure.

The portfolio began the second quarter fully defensive. Since, the Power Momentum Index VIT Fund has received multiple bullish signals, the first of which came through on May 26, when we bought back into Healthcare. As the market continued to rebound, various other sector signals came across the tape in June. On June 1, the portfolio bought back into Technology. On June 4, we received the buy signal for Consumer Discretionary, and then on June 5, we received a signal to buy back into the Communications sector. On June 10, we received a buy signal in Materials, June 19 bought back into Consumer Staples and Energy, and finally on June 24, the portfolio bought back into Industrials. We would suggest considering diversifying into this strategy to complement the Power Dividend Index VIT Fund as the Power Momentum strategy has ten tactical overlay trigger points and is less binary.

DIVIDENDS AND DISTRIBUTIONS

In accordance with the Funds policies and prospectuses the Power Dividend Index VIT Fund did make the following dividend and capital gain distributions:

Power Dividend Index VIT Fund

	Long-Term	Short-Term	Dividend	Distribution
Distribution Date	Capital Gains	Capital Gains	Income	Total
3/30/2020	0.0000	0.0000	0.0827	0.0827

Source: Gemini Fund Services

The Power Income VIT Fund and Power Momentum Index VIT Fund did not make the following dividend and capital gain distributions during the period.

Regards,

CEO & Portfolio Manager

W.E. Donoghue & Co., LLC

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 |	Page | 6
www.donoghue.com

POWER DIVIDEND VIT FUND AND POWER MOMENTUM INDEX VIT FUND
ANNUAL LETTER TO SHAREHOLDERS

The S&P 500 Index is a market capitalization weighted index of 500 widely held stocks often used as a proxy for the stock market. Standard and Poor’s chooses the member companies based on market size, liquidity, and industry group representation. Included are stocks of industrial, financial, utility, and transportation companies.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-through), ABS and CMBS (agency and non-agency).

The historical performance results of the indices are unmanaged; do not reflect the deduction of transaction and custodial charges, or the deduction of a management fee, the incurrence of which would have the effect of decreasing indicated historical performance results and cannot be invested in directly. Economic factors, market conditions, and investment strategies will affect the performance of any portfolio, and therefore are not assurances that it will match or outperform any particular benchmark. You cannot invest directly in an index.

7119-NLD-8/19/2020

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 |	Page | 7
www.donoghue.com

Power Dividend Index VIT Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the periods ended June 30, 2020, compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Ten Year	Since Inception (a)
Power Dividend Index VIT Fund - Class 1	(16.11)%	(15.75)%	(4.47)%	3.33%	1.68%
S&P 500 Value Total Return Index (b)	(4.04)%	5.39%	8.49%	11.64%	5.74%
S&P 500 Total Return Index (c)	(3.08)%	7.51%	10.73%	13.99%	8.01%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares, as well as other charges and expenses of the insurance contract or separate account. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class 1 and Class 2 prospectus dated May 1, 2020 is 1.78% and 2.03% for Class 1 and Class 2 shares, respectively. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2021, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation), will not exceed 2.00% and 2.50% of the Fund’s average daily net assets for Class 1 and Class 2 shares, respectively. As of December 31, 2019 Class 2 shares have not commenced operations. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is May 1, 2007

(b)	The S&P 500 Value Total Return Index measures the performance of the large-capitalization value sector in the US equity market. It is a subset of the S&P 500 Index and consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics. Investors cannot invest directly in an index.

(c)	The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized US domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Portfolio Composition as of June 30, 2020

Holdings By Investment Types	% of Net Assets
Exchange Traded Funds	72.2%
Short-Term Investments	28.1%
Liabilities in Excess of Other Assets	(0.3)%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Power Income VIT Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the periods ended June 30, 2020, compared to its benchmarks:

			Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)
Power Income VIT Fund - Class 1	(8.73)%	(6.52)%	1.53%	2.12%
Power Income VIT Fund - Class 2	(8.83)%	(6.96)%	(0.17)%	0.58%
Bloomberg Barclays Global Aggregate Bond Index (b)	2.98%	4.22%	3.56%	1.79%
Bloomberg Barclays U.S. Aggregate Bond Index (c)	6.14%	8.74%	4.30%	3.42%
Reference Index (d)	2.76%	5.59%	5.08%	3.81%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares, as well as other charges and expenses of the insurance contract, or separate account. The total operating expenses as stated in the fee table to the Fund’s prospectus dated May 1, 2020 are 2.84% and 3.34% for Class 1 and Class 2 respectively. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2021, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation), will not exceed 2.00% and 2.50% of the Fund’s average daily net assets for Class 1 and Class 2 shares, respectively. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date for Class 1 and Class 2 shares is April 30, 2012.

(b)	The Bloomberg Barclays Global Aggregate Bond Index is composed of the U.S. Aggregate Index, the Pan-European Index and the Japanese component of the Global Treasury Index. All issues must be fixed rate, nonconvertible and have at least one year remaining to maturity. Securities from countries classified as emerging markets are excluded. The index weighted according to each country’s market capitalization, except for Japan, which is weighted by the market capitalization of the 40 largest Japanese government bonds. This Index has been selected as the Fund’s new primary benchmark as it is more representative of the Fund’s investment strategy and portfolio holdings.

(c)	The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

(d)	The Reference Index is a combination of 80% Bloomberg Barclays Global Aggregate Bond Index, 10% of MSCI ACWI, and 10% of S&P Goldman Sachs Commodities Index. The MSCI SCWI Index represents the performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 26 emerging markets. The S&P Goldman Sachs Commodities Index is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities.

Portfolio Composition as of June 30, 2020

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds	97.5%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	0.4%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Power Momentum Index VIT Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the periods ended June 30, 2020, compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Ten Year	Since Inception (a)
Power Momentum Index VIT Fund - Class 1	(23.52)%	(21.47)%	(0.06)%	8.32%	3.39%
S&P 500 Total Return Index (b)	(3.08)%	5.39%	8.49%	11.64%	5.74%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares, as well as other charges and expenses of the insurance contract or separate account. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class 1 and Class 2 prospectus dated May 1, 2020, is 1.51% and 1.76% for Class 1 and Class 2 shares, respectively. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund at least until October 31, 2021, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation), will not exceed 2.00% and 2.50% of the Fund’s average daily net assets for Class 1 and Class 2 shares, respectively. As of December 31, 2019 Class 2 shares have not commenced operations. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is May 1, 2007

(b)	The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized US domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Portfolio Composition as of June 30, 2020

Holdings By Investment Type	% of Net Assets
Common Stock	79.5%
Exchange Traded Funds	18.8%
Collateral for Securities Loaned	2.1%
Short-Term Investment	1.3%
Liabilities in Excess of Other Assets	(1.7)%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Power Dividend Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 72.2%
	DEBT FUNDS - 72.2%
26,375	iShares 1-3 Year Treasury Bond ETF	$2,284,339
46,350	Schwab Short-Term U.S. Treasury ETF	2,393,050
38,469	Vanguard Short-Term Treasury ETF	2,392,772
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,055,518)	7,070,161

	SHORT-TERM INVESTMENTS - 28.1%
	MONEY MARKET FUNDS - 28.1% *
1,250,257	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.08%	1,250,257
1,250,262	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.06%	1,250,262
249,256	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.15%	249,256
244	Invesco STIT Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 0.01%	244
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,750,019)	2,750,019

	TOTAL INVESTMENTS - 100.3% (Cost - $9,805,537)	$9,820,180
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(28,697)
	NET ASSETS - 100.0%	$9,791,483

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects effective yield on June 30, 2020.

See accompanying notes to financial statements.

Power Income VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 97.5%
	COMMODITY FUND - 6.3%
15,761	SPDR Gold MiniShares Trust*	$279,915
	TOTAL COMMODITY FUND (Cost - $272,289)

	DEBT FUNDS - 81.1%
5,217	iShares 0-5 Year High Yield Corporate Bond ETF	223,757
5,485	iShares 7-10 Year Treasury Bond ETF	668,457
3,325	iShares iBoxx $ Investment Grade Corporate Bond ETF	447,213
12,514	iShares Short Maturity Bond ETF	625,825
2,071	iShares Short-Term National Muni Bond ETF	223,378
28,175	JPMorgan Ultra-Short Income ETF	1,429,318
	TOTAL DEBT FUNDS (Cost - $3,530,986)	3,617,948

	EQUITY FUNDS - 10.1%
4,797	iShares Core Dividend Growth ETF	180,367
1,415	iShares Edge MSCI USA Quality Factor ETF	135,727
4,289	iShares Emerging Markets Dividend ETF	134,331
	TOTAL EQUITY FUNDS (Cost - $449,484)	450,425

	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,252,759)	4,348,288

	SHORT-TERM INVESTMENTS - 2.1%
	MONEY MARKET FUNDS - 2.1% **
2,372	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.08%	2,372
1,565	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.06%	1,565
75,361	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.15%	75,361
13,900	Invesco STIT Liquid Assets - Government & Agency Portfolio - Institutional Class, 0.01%	13,900
	TOTAL SHORT-TERM INVESTMENTS (Cost - $93,198)	93,198

	TOTAL INVESTMENTS - 99.6% (Cost - $4,345,957)	$4,441,486
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	15,908
	NET ASSETS - 100.0%	$4,457,394

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

*	Non-income producing security

**	Money market fund; interest rate reflects effective yield on June 30, 2020.

See accompanying notes to financial statements.

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Fair Value
	COMMON STOCK - 79.5%
	AUTO MANUFACTURERS - 2.2%
1,101	Tesla, Inc.*	$1,188,871

	BEVERAGES - 4.0%
2,015	Boston Beer Co., Inc.*	1,081,350
15,117	Monster Beverage Corp.*	1,047,910
		2,129,260
	BIOTECHNOLOGY - 6.2%
16,326	Moderna, Inc.*	1,048,293
1,726	Regeneron Pharmaceuticals, Inc.*	1,076,420
6,747	Seattle Genetics, Inc.*	1,146,450
		3,271,163
	CHEMICALS - 3.9%
13,451	Albemarle Corp.	1,038,552
8,279	International Flavors & Fragrances, Inc.	1,013,846
		2,052,398
	COMMERCIAL SERVICES - 2.0%
130,385	ADT, Inc.	1,040,472

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.3%
9,819	Generac Holdings, Inc.*	1,197,231

	FOOD - 2.0%
31,771	Kroger Co.	1,075,448

	HEALTHCARE-PRODUCTS - 2.5%
5,981	Quidel Corp.*	1,338,189

	HEALTHCARE-SERVICES - 2.1%
5,953	Teladoc Health, Inc.*	1,136,071

	HOME BUILDERS - 2.0%
9,802	Thor Industries, Inc.	1,044,207

	HOUSEHOLD PRODUCTS/WARES - 2.1%
5,008	Clorox Co.	1,098,605

	HOUSEWARES - 2.0%
7,747	Scotts Miracle-Gro Co.	1,041,739

	INTERNET - 6.2%
2,426	Netflix, Inc.*	1,103,927
6,033	Stamps.com, Inc.*	1,108,202
18,253	Zillow Group, Inc.*	1,051,555
		3,263,684
	LEISURE TIME- 2.1%
69,409	Virgin Galactic Holdings, Inc.*+	1,134,143

	MACHINERY-DIVERSIFIED - 2.0%
4,954	Rockwell Automation, Inc.	1,055,202

	MEDIA - 2.0%
597	Cable One, Inc.	1,059,585

	MINING - 2.2%
18,594	Newmont Corp.	1,147,994

See accompanying notes to financial statements.

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Shares		Fair Value
	COMMON STOCK - 79.5% (Continued)
	OIL & GAS- 7.0%
51,682	Cabot Oil & Gas Corp.	$887,897
69,398	EQT Corp.	825,836
22,192	Exxon Mobil Corp.	992,426
16,532	Valero Energy Corp.	972,412
		3,678,571
	PACKAGING & CONTAINERS - 2.0%
32,812	Silgan Holdings, Inc.	1,062,781

	PIPELINES - 2.1%
57,574	Williams Cos., Inc.	1,095,058

	RETAIL- 6.1%
30,697	BJ’s Wholesale Club Holdings, Inc.*	1,144,077
2,701	Domino’s Pizza, Inc.	997,857
3,462	Lululemon Athletica, Inc.*	1,080,179
		3,222,113
	SEMICONDUCTORS - 4.1%
9,398	Inphi Corp.*	1,104,265
2,849	NVIDIA Corp.	1,082,364
		2,186,629
	SOFTWARE - 8.3%
14,229	Activision Blizzard, Inc.	1,079,981
7,201	Citrix Systems, Inc.	1,065,100
6,745	DocuSign, Inc.*	1,161,556
111,221	Zynga, Inc.*	1,061,048
		4,367,685
	TRANSPORTATION - 2.1%
6,552	Old Dominion Freight Line, Inc.	1,111,154

	TOTAL COMMON STOCK (Cost - $41,513,624)	41,998,253

	EXCHANGE TRADED FUNDS - 18.8%
	DEBT FUNDS - 18.8%
57,122	iShares 1-3 Year Treasury Bond ETF	4,947,337
47,921	Schwab Short-Term U.S. Treasury ETF	2,474,161
39,766	Vanguard Short-Term Treasury ETF	2,473,445
	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,893,671)	9,894,943

	COLLATERAL FOR SECURITIES LOANED - 2.1% **
1,091,662	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.06%	1,091,662
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,091,662)

	SHORT-TERM INVESTMENTS - 1.3%
	MONEY MARKET FUND - 1.3% **
129	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.08%	129
75	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.06%	75
659,368	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.15%	659,368
	TOTAL SHORT-TERM INVESTMENTS (Cost - $659,572)	659,572

	TOTAL INVESTMENTS - 101.7% (Cost - $53,158,529)	$53,644,430
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%	(890,994)
	NET ASSETS - 100.0%	$52,753,436

ETF - Exchange Traded Fund

+	All or a portion of the security is on loan. Total loaned securities had a fair value of $1,070,148 at June 30, 2020.

*	Non-income producing security

**	Money market fund; interest rate reflects effective yield on June 30, 2020.

See accompanying notes to financial statements.

Power VIT Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020

	Power Dividend	Power Income		Power Momentum
	Index VIT Fund	VIT Fund		Index VIT Fund
ASSETS
Investment securities:
At cost	$9,805,537	$4,345,957		$53,158,529
At value *	$9,820,180	$4,441,486		$53,644,430
Dividends and interest receivable	8,772	13		16,451
Receivable for Fund shares sold	—	—		5,812
Receivable for securities sold	—	257,907		258,482
Due from advisor	—	—		—
Receivable for Advisory Fees	28,316	4,024		—
Prepaid expenses and other assets	—	4,446		—
TOTAL ASSETS	9,857,268	4,707,876		53,925,175

LIABILITIES
Securities lending collateral (Note 5)	—	—		1,091,662
Investment advisory fees payable	30,790	—		42,492
Printing fees	3,918	—		—
Distribution (12b-1) fees payable	2,021	1,835		10,623
Payable to related parties	8,734	2,985		10,538
Payable for Fund shares repurchased	1,170	516		—
Payable for investments purchased	—	229,116		—
Payable to Trustees	2,675	—		2,664
Accrued expenses and other liabilities	16,477	16,030		13,760
TOTAL LIABILITIES	65,785	250,482		1,171,739
NET ASSETS	$9,791,483	$4,457,394		$52,753,436

COMPOSITION OF NET ASSETS:
Paid in capital	$17,187,228	$5,189,716		$64,927,509
Accumulated losses	(7,395,745)	(732,322)		(12,174,073)
NET ASSETS	$9,791,483	$4,457,394		$52,753,436

NET ASSET VALUE PER SHARE:
Class 1 Shares:
Net Assets	$9,791,483	$119		$52,753,436
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	789,071	12		2,450,363
Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$12.41	$9.93	(a)	$21.53

Class 2 Shares:
Net Assets	$—	$4,457,275		$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	—	496,617		—
Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$—	$8.98		$—

(a)	NAV does not recalculate due to rounding of net assets and shares.

*	Includes market value of securities on loan for Power Momentum Index VIT Fund. Total loaned securities had a fair value of $1,091,662 at June 30, 2020.

See accompanying notes to financial statements.

Power VIT Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2020

	Power Dividend	Power Income	Power Momentum
	Index VIT Fund	VIT Fund	Index VIT Fund
INVESTMENT INCOME
Dividends (Less: Foreign Withholding Tax $0, $0, $2,125)	$207,016	$61,371	$441,526
Interest	1,161	512	4,487
Securities Lending Income	43	123	1,032
TOTAL INVESTMENT INCOME	208,220	62,006	447,045

EXPENSES
Investment advisory fees	63,673	29,027	298,846
Distribution (12b-1) fees
Class 1	15,918	—	74,711
Class 2	—	14,513	—
Administration fees	20,254	11,463	43,926
Legal fees	12,877	7,339	7,980
Accounting services fees	12,559	14,260	14,874
Audit fees	10,610	8,450	8,464
Compliance officer fees	6,468	4,991	3,789
Custodian fees	5,648	2,560	4,502
Trustees’ fees and expenses	5,452	6,999	5,440
Printing and postage expenses	5,314	6,380	1,159
Interest Expense	2,602	331	30
Transfer agent fees	1,650	1,898	2,046
Insurance expense	328	97	817
Other expenses	35	746	48
TOTAL EXPENSES	163,388	109,054	466,632
Less: Fees waived/reimbursed by the Advisor	(34,154)	(36,340)	—
NET EXPENSES	129,234	72,714	466,632

NET INVESTMENT INCOME (LOSS)	78,986	(10,708)	(19,587)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(2,864,525)	(693,806)	(17,814,801)
Net change in unrealized appreciation (depreciation) on investments	(419,552)	(27,504)	473,544
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(3,284,077)	(721,310)	(17,341,257)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,205,091)	$(732,018)	$(17,360,844)

See accompanying notes to financial statements.

Power Dividend Index VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
FROM OPERATIONS
Net investment income	$78,986	$547,335
Net realized loss from security transactions	(2,864,525)	(1,854,940)
Net change in unrealized appreciation (depreciation) on investments	(419,552)	305,636
Net decrease in net assets resulting from operations	(3,205,091)	(1,001,969)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions Paid
Class 1	(71,267)	(455,157)
Total distributions to shareholders	(71,267)	(455,157)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	598,339	6,945,992
Reinvestment of distributions
Class 1	71,267	455,157
Payments for shares redeemed
Class 1	(10,386,821)	(15,023,788)
Net decrease in net assets resulting from shares of beneficial interest	(9,717,215)	(7,622,639)

TOTAL DECREASE IN NET ASSETS	(12,993,573)	(9,079,765)

NET ASSETS
Beginning of Period	22,785,056	31,864,821
End of Period	$9,791,483	$22,785,056

SHARE ACTIVITY
Class 1:
Shares Sold	47,527	466,987
Shares Reinvested	6,235	31,181
Shares Redeemed	(794,262)	(1,016,328)
Net decrease in shares of beneficial interest outstanding	(740,500)	(518,160)

See accompanying notes to financial statements.

Power Income VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
FROM OPERATIONS
Net investment income (loss)	$(10,708)	$90,167
Net realized gain (loss) from security transactions	(693,806)	224,961
Net change in unrealized appreciation (depreciation) on investments	(27,504)	346,948
Net increase (decrease) in net assets resulting from operations	(732,018)	662,076

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class 1	—	(3)
Class 2	—	(196,465)
Total Distributions to Shareholders	—	(196,468)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class 2	463,548	1,149,105
Reinvestment of distributions:
Class 1	—	3
Class 2	—	196,465
Payments for shares redeemed:
Class 2	(3,211,929)	(3,129,369)
Net decrease in net assets from shares of beneficial interest	(2,748,381)	(1,783,796)

TOTAL DECREASE IN NET ASSETS	(3,480,399)	(1,318,188)

NET ASSETS
Beginning of Period	7,937,793	9,255,981
End of Period	$4,457,394	$7,937,793

SHARE ACTIVITY
Class 1:
Shares Sold	—	—
Shares Reinvested	—	—
Shares Redeemed	—	—
Net increase in shares of beneficial interest outstanding	—	—

Class 2:
Shares Sold	48,535	117,041
Shares Reinvested	—	20,192
Shares Redeemed	(357,490)	(319,535)
Net decrease in shares of beneficial interest outstanding	(308,955)	(182,302)

See accompanying notes to financial statements.

Power Momentum Index VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
FROM OPERATIONS
Net investment income (loss)	$(19,587)	$103,990
Net realized gain (loss) from security transactions	(17,814,801)	5,894,985
Net change in unrealized appreciation (depreciation) on investments	473,544	(134,975)
Net increase (decrease) in net assets resulting from operations	(17,360,844)	5,864,000

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class 1	—	(582,215)
Total distributions to shareholders	—	(582,215)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	267,242	2,565,473
Reinvestment of distributions
Class 1	—	582,215
Payments for shares redeemed
Class 1	(5,241,024)	(10,998,648)
Net decrease in net assets resulting from shares of beneficial interest	(4,973,782)	(7,850,960)

TOTAL DECREASE IN NET ASSETS	(22,334,626)	(2,569,175)

NET ASSETS
Beginning of Period	75,088,062	77,657,237
End of Period	$52,753,436	$75,088,062

SHARE ACTIVITY
Class 1:
Shares Sold	11,344	94,793
Shares Reinvested	—	20,853
Shares Redeemed	(228,319)	(400,949)
Net decrease in shares of beneficial interest outstanding	(216,975)	(285,303)

See accompanying notes to financial statements.

Power Dividend Index VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class 1
	For the
	Six Months Ended		For the		For the	For the	For the	For the
	June 30, 2020		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019		December 31, 2018	December 31, 2017 *	December 31, 2016	December 31, 2015
Net asset value, beginning of period	$14.90		$15.56		$17.29	$15.82	$15.86	$20.52
Activity from investment operations:
Net investment income (1)	0.08		0.26		0.41	0.36	0.29	0.28
Net realized and unrealized gain (loss) on investments	(2.49)		(0.71)		(1.78)	1.35	(0.18)	(1.16)
Total from investment operations	(2.41)		(0.45)		(1.37)	1.71	0.11	(0.88)
Less distributions from:
Net investment income	(0.08)		(0.21)		(0.30)	(0.24)	(0.15)	(0.39)
Net realized gains	—		—		(0.06)	—	—	(3.39)
Total distributions	(0.08)		(0.21)		(0.36)	(0.24)	(0.15)	(3.78)
Net asset value, end of period	$12.41		$14.90		$15.56	$17.29	$15.82	$15.86
Total return (2)	(16.11	)% (6)	(2.84)%		(8.02)%	10.89%	0.67%	(3.94)%
Net assets, at end of period (000s)	$9,791		$22,785		$31,865	$23,252	$15,043	$17,072
Ratio of gross expenses to average net assets before waiver (3)	2.58	% (7)(8)	1.74%		1.80%	1.95%	1.41%	1.64%
Ratio of net expenses to average net assets after waiver (3)	2.04	% (7)(8)	1.53	% (5)	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets before waivers (3,4)	0.71	% (7)(8)	1.54%		1.96%	1.50%	1.71%	1.05%
Ratio of net investment income to average net assets after waivers (3,4)	1.25	% (7)(8)	1.75%		2.51%	2.20%	1.87%	1.44%
Portfolio Turnover Rate	110	% (6)	495%		322%	197%	166%	106%

*	See note 1 on change of investment strategy.

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the advisor not absorbed a portion of the expenses, total returns would have been lower.

(3)	Does not include the expenses of the investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Effective June 1, 2019, the Advisor agreed to waive expenses greater than 2.00% per annum of the Fund’s average daily net assets. Prior to June 1, 2019, the Advisor waived expenses over 1.25% per annum of the Fund’s average daily net assets.

(6)	Not annualized.

(7)	Annualized.

(8)	Excluding interest expense, the following ratios would have been:

June 30, 2020
Gross expenses to average net assets	2.54%
Net expenses to average net assets	2.00%
Net investment income to average net assets before waivers	0.75%
Net investment income to average net assets after waivers	1.29%

See accompanying notes to financial statements.

Power Income VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class 1
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015
Net asset value, beginning of period	$10.88		$10.31	$10.68	$10.41	$9.74	$10.10
Activity from investment operations:
Net investment income (1)	0.00		0.17	0.28	0.47	0.07	0.18
Net realized and unrealized gain (loss) on investments	(0.95)		0.69	(0.39)	(0.02)	0.60	(0.26)
Total from investment operations	(0.95)		0.86	(0.11)	0.45	0.67	(0.08)
Less distributions from:
Net investment income	—		(0.29)	(0.26)	(0.18)	—	(0.28)
Total distributions	—		(0.29)	(0.26)	(0.18)	—	(0.28)
Net asset value, end of period	$9.93		$10.88	$10.31	$10.68	$10.41	$9.74
Total return (2)	(8.73	)% (5)	8.39%	(1.08)%	4.32%	6.88%	(0.83)%
Net assets, at end of period	$119		$130	$120	$122	$116	$109
Ratio of gross expenses to average net assets before waiver (3)	3.27	% (6)	2.56%	2.34%	2.39%	2.04%	1.76%
Ratio of net expenses to average net assets after waiver (3)	2.00	% (6)	2.00%	2.00%	2.00%	2.00%	1.76%
Ratio of net investment income (loss) to average net assets before waivers (3,4)	(1.13	)% (6)	0.59%	2.31%	2.31%	0.62%	0.24%
Ratio of net investment income to average net assets after waivers (3,4)	0.13	% (6)	1.15%	2.65%	2.70%	0.66%	0.24%
Portfolio Turnover Rate	149	% (5)	101%	316%	199%	365%	459%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the advisor not absorbed a portion of the expenses, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Income VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class 2
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015
Net asset value, beginning of period	$9.85		$9.37	$9.91	$9.79	$9.38	$9.86
Activity from investment operations:
Net investment income (loss) (1)	(0.02)		0.10	0.21	0.22	0.07	(0.03)
Net realized and unrealized gain (loss) on investments	(0.85)		0.62	(0.53)	(0.01)	0.34	(0.22)
Total from investment operations	(0.87)		0.72	(0.32)	0.21	0.41	(0.25)
Less distributions from:
Net investment income	—		(0.24)	(0.22)	(0.09)	—	(0.23)
Net realized gains	—		—	—	—	—	—
Total distributions	—		(0.24)	(0.22)	(0.09)	—	(0.23)
Net asset value, end of period	$8.98		$9.85	$9.37	$9.91	$9.79	$9.38
Total return (2)	(8.83	)% (5)	7.72%	(3.31)%	2.12%	4.37%	(2.51)%
Net assets, at end of period (000s)	$4,457		$7,938	$9,256	$8,931	$10,389	$13,734
Ratio of gross expenses to average net assets before waiver (3)	3.77	% (6)	3.06%	2.84%	2.89%	2.54%	2.26%
Ratio of net expenses to average net assets after waiver (3)	2.50	% (6)	2.50%	2.50%	2.50%	2.50%	2.26%
Ratio of net investment income (loss) to average net assets before waivers (3,4)	(1.63	)% (6)	0.49%	1.84%	1.81%	0.64%	(0.26)%
Ratio of net investment income (loss) to average net assets after waivers (3,4)	(0.37	)% (6)	1.05%	2.18%	2.20%	0.68%	(0.26)%
Portfolio Turnover Rate	149	% (5)	101%	316%	199%	365%	459%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the advisor not absorbed a portion of the expenses, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Momentum Index VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class 1
	For the
	Six Months Ended		For the		For the	For the	For the	For the
	June 30, 2020		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019		December 31, 2018	December 31, 2017 *	December 31, 2016	December 31, 2015
Net asset value, beginning of period	$28.15		$26.30		$33.82	$28.51	$27.13	$34.78
Activity from investment operations:
Net investment income (loss) (1)	(0.01)		0.04		0.25	0.10	0.36	0.08
Net realized and unrealized gain (loss) on investments	(6.61)		2.03		(2.02)	5.85	1.10	(0.89)
Total from investment operations	(6.62)		2.07		(1.77)	5.95	1.46	(0.81)
Less distributions from:
Net investment income	—		(0.22)		(0.11)	(0.43)	(0.08)	(0.22)
Net realized gains	—		—		(5.64)	(0.21)	—	(6.62)
Total distributions	—		(0.22)		(5.75)	(0.64)	(0.08)	(6.84)
Net asset value, end of period	$21.53		$28.15		$26.30	$33.82	$28.51	$27.13
Total return (2)	(23.52	)% (6)	7.87%		(2.66)%	20.93%	5.39%	(1.05)%
Net assets, at end of period (000s)	$52,753		$75,088		$77,657	$82,133	$77,116	$81,948
Ratio of gross expenses to average net assets before waiver (3)	1.56	% (7)	1.49%		1.50%	1.49%	1.21%	1.24%
Ratio of net expenses to average net assets after waiver (3)	1.56	% (7)	1.31	% (5)	1.15%	1.19%	1.21%	1.24%
Ratio of net investment income (loss) to average net assets before waivers (3,4)	(0.07	)% (7)	(0.04)%		0.40%	0.01%	1.33%	0.24%
Ratio of net investment income (loss) to average net assets after waivers (3,4)	(0.07	)% (7)	0.13%		0.75%	0.31%	1.33%	0.24%
Portfolio Turnover Rate	253	% (6)	526%		458%	506%	141%	107%

*	See note 1 on change of investment strategy.

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the advisor not absorbed a portion of the expenses, total returns would have been lower.

(3)	Does not include the expenses of the investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Effective June 1, 2019, the Advisor agreed to waive expenses greater than 2.00% per annum of the Fund’s average daily net assets. Prior to June 1, 2019, the Advisor waived expenses over 1.25% per annum of the Fund’s average daily net assets.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2020

1.	ORGANIZATION

The Power Dividend Index VIT Fund (formerly known as the JNF SSgA Tactical Allocation Portfolio, which was formerly known as the JNF Balanced Portfolio), the Power Income VIT Fund and the Power Momentum Index VIT Fund (formerly known as the JNF SSgA Sector Rotation Portfolio, which was formerly known as the JNF Equity Portfolio) (each a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies, including Jefferson National Life Insurance Company. The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life insurance contracts. Jefferson National Life Insurance Company separate accounts owns approximately 90% of the shares offered by the Power Dividend Index VIT Fund, 12% of the shares offered by the Power Income VIT Fund, and 100% of the shares offered by the Power Momentum Index VIT Fund.

Each Fund currently offer two classes of shares: Class 1 shares and Class 2 shares. Class 1 and 2 shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds, income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. As of June 30, 2020 Class 2 shares of the Power Dividend Index VIT Fund and Power Momentum Index VIT Fund have not commenced operations.

The investment objective of each Fund is as follows:

Fund	Objective
Power Dividend Index VIT Fund	The primary investment objective is total return from income and capital appreciation. Capital preservation is a secondary objective of the Fund.

Power Income VIT Fund	The primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.

Power Momentum Index VIT Fund	The investment objective is capital growth and income.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

Securities Valuation – Securities and other assets held by the Funds listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. When the market for these securities is considered active, they will be classified within Level 1 of the fair value hierarchy. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or are determined to be unreliable, securities will be valued using the “fair value” procedures approved by the Board. The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Fair Value Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset, or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for the Funds’ investments measured at fair value:

Power Dividend Index VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,070,161	$—	$—	$7,070,161
Money Market Funds	2,750,019	—	—	2,750,019
Total	$9,820,180	$—	$—	$9,820,180

Power Income VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,348,288	$—	$—	$4,348,288
Money Market Funds	93,198	—	—	93,198
Total	$4,441,486	$—	$—	$4,441,486

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

Power Momentum Index VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$41,998,253	$—	$—	$41,998,253
Exchange Traded Funds	9,894,943	—	—	9,894,943
Collateral for Securities Loaned	1,091,662	—	—	1,091,662
Money Market Funds	659,572	—	—	659,572
Total	$53,644,430	$—	$—	$53,644,430

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Portfolios of Investments for classification by asset class.

Security Transactions and Related Income – Security transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the term of the respective securities using the effective interest method. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of index fund bought and sold on a securities exchange. An ETN trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – The following table summarizes each Fund’s investment income and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Power Dividend Index VIT Fund	Quarterly	Annually
Power Income VIT Fund	Annually	Annually
Power Momentum Index VIT Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2017 to December 31, 2019, or expected to be taken in the Fund’s December 31, 2020 year-end tax return. The Funds identify their major tax jurisdictions as U.S. federal and Ohio. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
Power Dividend Index VIT Fund	$13,859,387	$25,402,918
Power Income VIT Fund	8,346,630	11,136,701
Power Momentum Index VIT Fund	145,461,676	150,548,175

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

W.E. Donoghue & Co., LLC. serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”), under the oversight of the Board, the Advisor supervises the performance of the daily operations of the Funds and the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Funds’ average daily net assets.

For the six months ended June 30, 2020, earned advisory fees for the Funds were as follows:

Fund	Advisory Fees
Power Dividend Index VIT Fund	$63,673
Power Income VIT Fund	29,027
Power Momentum Index VIT Fund	298,846

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has contractually agreed, at least until October 31, 2021 for the Dividend Index VIT Fund, the Income VIT Fund and Momentum Index VIT Fund, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses (such as litigation)) for Power Dividend Index VIT Fund, Power Income VIT Fund, and Power Momentum Index VIT Fund do not exceed 2.00% and 2.50%, of the Funds’ average daily net assets for Class 1 and Class 2 shares, respectively.

During the six months ended June 30, 2020, the Advisor waived fees/reimbursed expenses pursuant to the Waiver Agreement for the Funds as follows:

Fees Waived by
Fund	the Advisor
Power Dividend Index VIT Fund	$34,154
Power Income VIT Fund	36,340

If the Advisor waives any fee or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through June 30 of the years indicated:

	Recapture through	Recapture through	Recapture through
Fund	December 31, 2020	December 31, 2021	December 31, 2022	Total
Power Dividend Index VIT Fund	$63,509	$54,956	$10,297	$128,762
Power Income VIT Fund	37,536	30,842	49,184	117,562

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plans, the Power Dividend Index VIT Fund and the Power Momentum Index VIT Fund may pay 0.25% and 0.50% per year of the average daily net assets of Class 1 and Class 2 shares, respectively. Under the Plans, the Power Income VIT Fund may pay 0.50% per year of the average daily net assets of Class 2 Shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended June 30, 2020, there were no underwriting commissions paid for sales of Class 1 or Class 2 shares, respectively.

For the six months ended June 30, 2020, the Funds incurred distribution fees under the Plans as follows:

Fund	Class 1	Class 2
Power Dividend Index VIT Fund	$15,918	$—
Power Income VIT Fund	—	14,513
Power Momentum Index VIT Fund	74,711	—

As of June 30, 2020, Class 2 shares of each of the Power Dividend Index VIT Fund and Power Momentum Index VIT Fund have not commenced operations.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	SECURITY LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table breaks out the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2020:

Power Momentum Index VIT Fund	Remaining Contractual Maturity of the Agreements as of June 30, 2020
	Overnight and		Between 30
Securities Lending Transactions	Continuous	< 30 days	& 90 days	> 90 days	Total
Money Market Fund	$1,070,148	$—	$—	$—	$1,070,148
Total Borrowings	$1,070,148	$—	$—	$—	$1,070,148
Gross amount of recognized liabilities for securities lending transactions					$1,070,148

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

At June 30, 2020, the Funds had loaned securities and received cash collateral for the loan. This cash was invested in the Fidelity Investments Money Market Government Portfolio-Institutional Class (“Money Market Fund”) as shown in the Portfolio of Investments. The Funds receive compensation relating to the lending of the Fund’s securities as reflected in the Statement of Operations. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only the portion of collateral invested in the Money Market Fund. The portion of collateral held as cash is included on the Statement of Assets and Liabilities. These amounts are offset by a liability recorded as “Securities lending collateral” as shown on the Statement of Assets and Liabilities.

Securities lending income represents a portion of total investment income and may not continue in the future due to market conditions.

Gross Amounts not offset in the
Statement of Assets & Liabilities
	Gross Amounts Recognized		Financial
	in Statements of Assets &		Instruments		Cash Collateral	Net Amount of
Fund	Liabilities		Pledged		Pledged	Assets
Power Momentum Index VIT Fund	$1,091,662	(1)	$1,091,662	(2)	$—	$—

(1)	Collateral for Securities Loaned at value as presented in the Schedule of Investments.

(2)	The amount is limited to the liability balance and accordingly, does not include excess collateral pledged.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2020, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Power Dividend Index VIT Fund	$10,991,292	$—	$(1,171,112)	$(1,171,112)
Power Income VIT Fund	4,347,582	106,264	(12,360)	93,904
Power Momentum Index VIT Fund	53,158,529	1,329,623	(843,722)	485,901

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the fiscal years ended December 30, 2019 and December 31, 2018 was as follows:

	For the year ended December 31, 2019
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Power Dividend Index VIT Fund	$455,157	$—	$—	$455,157
Power Income VIT Fund	196,468	—	—	196,468
Power Momentum Index VIT Fund	582,215	—	—	582,215

	For the year ended December 31, 2018
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Power Dividend Index VIT Fund	$622,316	$—	$—	$622,316
Power Income VIT Fund	210,242	—	—	210,242
Power Momentum Index VIT Fund	15,064,018	919,787	—	15,983,805

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

As of December 31, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Post October	Capital Loss	Unrealized	Total
	Ordinary	Loss and	Carry	Appreciation/	Accumulated
Fund	Income	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
Power Dividend Index VIT Fund	$522,484	$(154,497)	$(3,735,814)	$(751,560)	$(4,119,387)
Power Income VIT Fund	89,292	—	(211,004)	121,408	(304)
Power Momentum Index VIT Fund	5,174,414	—	—	12,357	5,186,771

The difference between book basis and tax basis accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Power Dividend Index VIT Fund incurred and elected to defer such capital losses of $154,497.

At December 31, 2019, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carryforwards utilized as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	Utilized
Power Dividend Index VIT Fund	$2,687,466	$1,048,348	$3,735,814	$—
Power Income VIT Fund	211,004	—	211,004	226,456
Power Momentum Index VIT Fund	—	—	—	792,246

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2020 the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds. Persons controlling the Funds can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the advisory agreement with the Adviser.

Shareholder	Fund	Percent
Jefferson National Life Insurance Co.	Power Dividend Index VIT Fund	89.98%
Nationwide Life Insurance Co.	Power Income VIT Fund	67.99%
Jefferson National Life Insurance Co.	Power Momentum Index VIT Fund	99.99%

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Power Income VIT Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the JPMorgan Ultra-Short Income ETF (the “Security”). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the respective Security’s N-CSR available at “www.sec.gov”. As of June 30, 2020, the percentage of the Power Income VIT Fund’s net assets invested in the JPMorgan Ultra-Short Income ETF was 32.07%.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Power VIT Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2020

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Funds’ expenses shown do not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)
	Fund’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account	Value	During	Value	During
	Ratio	Value 1/1/20	6/30/20	Period*	6/30/20	Period
Power Dividend Index VIT Fund Class 1	2.04%	$1,000.00	$838.90	$ 9.38	$1,014.80	$10.28
Power Income VIT Fund Class 1	2.00%	$1,000.00	$912.70	$ 9.57	$1,015.06	$10.09
Power Income VIT Fund Class 2	2.50%	$1,000.00	$911.70	$11.83	$1,012.41	$12.46
Power Momentum Index VIT Fund Class 1	1.56%	$1,000.00	$764.80	$ 6.83	$1,017.06	$ 7.80

*	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

Power VIT Funds
Supplement Information (Unaudited)
June 30, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended June 30, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
W.E. Donoghue & Co., LLC.
One International Place Suite 2920
Boston, MA 02110

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/4/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/4/20

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/4/20